[JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Growth Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Growth Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                              Table  of contents

                RISK/RETURN SUMMARY
                   Growth Portfolio.........................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Growth Portfolio.........................................    5
                   General portfolio policies...............................    6
                   Risks for Growth Portfolio...............................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19


                                                            Table of contents  1

Risk return summary

GROWTH PORTFOLIO

          Growth Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GROWTH PORTFOLIO?

--------------------------------------------------------------------------------

          GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GROWTH PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Growth Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GROWTH PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Growth Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Growth Portfolio by showing how Growth Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                   2.76%   30.17%   18.45%   22.75%   35.66%   43.98%   (14.55%)
                   1994     1995     1996     1997     1998     1999      2000

           Best Quarter:  4th-1998  27.71%  Worst Quarter:  4th-2000  (17.01%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Growth Portfolio - Institutional Shares                  (14.55%)    19.40%         18.06%
                S&P 500 Index*                                            (9.10%)    18.33%         17.74%
                                                                     ----------------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          Growth Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    Growth Portfolio                                                0.65%       0.02%            0.67%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for the Portfolio. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Growth Portfolio                                                $68       $214       $373        $835

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Growth Portfolio has a similar investment objective and similar principal investment strategies to Janus Fund. Although it is anticipated that the Portfolio and Janus Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Growth Portfolio, its principal investment strategies and certain risks of investing in Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

The following questions and answers are designed to help you better understand Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Growth Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Aspen Series

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR GROWTH PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's Shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

 10 Janus Aspen Series

PORTFOLIO MANAGER

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Growth Portfolio, which he has managed since January 2000. He previously managed Balanced Portfolio from May 1996 to December 1999 and
            Equity Income Portfolio from its inception to December 1999. Mr. Rollins has managed Janus Fund since January 2000. He also managed Janus Balanced Fund from January 1996 until December 1999 and Janus Equity Income Fund from inception until December 1999.
            Mr. Rollins joined Janus Capital in 1990. He holds a Bachelor of Science in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for each of the five most recent years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

GROWTH PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  Periods ending December 31
                                                                   2000          1999          1998          1997        1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $33.65        $23.54         $18.48      $15.51      $13.45
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.05          0.07           0.05        0.15        0.17
  3. Net gains or losses on securities (both realized and
     unrealized)                                                    (4.59)         10.24           6.36        3.34        2.29
  4. Total from investment operations                               (4.54)         10.31           6.41        3.49        2.46
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.06)        (0.06)         (0.05)      (0.15)      (0.17)
  6. Dividends (in excess of net investment income)                     --            --             --          --          --
  7. Distributions (from capital gains)                             (2.14)        (0.14)         (1.30)      (0.37)      (0.23)
  8. Distributions (in excess of realized gains)                    (0.43)            --             --          --          --
  9. Tax return of capital distributions                                --            --             --          --          --
 10. Total distributions                                            (2.63)        (0.20)         (1.35)      (0.52)      (0.40)
 11. NET ASSET VALUE, END OF PERIOD                                 $26.48        $33.65         $23.54      $18.48      $15.51
 12. Total return                                                 (14.55%)        43.98%         35.66%      22.75%      18.45%
 13. Net assets, end of period (in thousands)                   $3,529,807    $2,942,649     $1,103,549    $608,281    $325,789
 14. Average net assets for the period (in thousands)           $3,734,449    $1,775,373       $789,454    $477,914    $216,125
 15. Ratio of gross expenses to average net assets(1)                0.67%(2)      0.67%(2)       0.68%(2)    0.70%(2)    0.69%(2)
 16. Ratio of net expenses to average net assets(3)                  0.67%         0.67%          0.68%       0.69%       0.69%
 17. Ratio of net investment income to average net assets            0.19%         0.30%          0.26%       0.91%       1.39%
 18. Portfolio turnover rate                                           47%           53%            73%        122%         87%
-------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.67% in 2000, 0.69% in 1999, 0.75% in 1998, 0.78% in 1997 and
    0.83% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Aggressive Growth Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Aggressive Growth Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Aggressive Growth Portfolio..............................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Aggressive Growth Portfolio..............................    5
                   General portfolio policies...............................    6
                   Risks for Aggressive Growth Portfolio....................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19


                                                            Table of contents  1

Risk return summary

AGGRESSIVE GROWTH PORTFOLIO

          Aggressive Growth Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF AGGRESSIVE GROWTH PORTFOLIO?

--------------------------------------------------------------------------------

          AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF AGGRESSIVE GROWTH PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Aggressive Growth Portfolio invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN AGGRESSIVE GROWTH PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Aggressive Growth Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The Portfolio is nondiversified. This means it may hold a larger position in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Aggressive Growth Portfolio by showing how Aggressive Growth Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           AGGRESSIVE GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                   16.33%   27.48%   7.95%  12.66%   34.26%  125.40%    (31.82%)
                    1994     1995    1996    1997     1998     1999       2000

           Best Quarter:  4th-1999  59.34%  Worst Quarter:  4th-2000  (31.32%)


                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Aggressive Growth Portfolio - Institutional Shares        (31.82%)   20.20%         22.48%
                S&P MidCap 400 Index*                                      17.50%    20.41%         18.00%
                                                                     ------------------------------------------

           * The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

          Aggressive Growth Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    Aggressive Growth Portfolio                                     0.65%       0.01%            0.66%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for the Portfolio. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Aggressive Growth Portfolio                                     $67       $211       $368        $822

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Aggressive Growth Portfolio has a similar investment objective and similar principal investment strategies to Janus Enterprise Fund. Although it is anticipated that the Portfolio and Janus Enterprise Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Enterprise Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Aggressive Growth Portfolio, its principal investment strategies and certain risks of investing in Aggressive Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion.

The following questions and answers are designed to help you better understand Aggressive Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Aggressive Growth Portfolio.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Aggressive Growth Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Aspen Series

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR AGGRESSIVE GROWTH PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Aggressive Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF AGGRESSIVE GROWTH PORTFOLIO AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may

 8 Janus Aspen Series
            take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

 10 Janus Aspen Series

PORTFOLIO MANAGER

JAMES P. GOFF
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Aggressive Growth Portfolio, which he has managed since inception. Mr. Goff is also Executive Vice President and portfolio manager of Janus Adviser Aggressive Growth Fund, which he has managed since inception. He has managed Janus Enterprise Fund since its inception and he has managed or co-managed Janus Venture Fund from December 1993 to February 1997. Mr. Goff joined Janus
            Capital in 1988. He holds a Bachelor of Arts degree in Economics from Yale University. Mr. Goff has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Aggressive Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Aggressive Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for each of the five most recent years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

AGGRESSIVE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 Periods ending December 31
                                                                   2000          1999         1998        1997        1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $59.70        $27.64      $20.55      $18.24      $17.08
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.01            --          --          --          --
  3. Net gains or losses on securities (both realized and
     unrealized)                                                   (17.08)         33.46        7.09        2.31        1.36
  4. Total from investment operations                              (17.07)         33.46        7.09        2.31        1.36
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                             --            --          --          --          --
  6. Dividends (in excess of net investment income)                     --            --          --          --          --
  7. Distributions (from capital gains)                             (0.27)        (1.40)          --          --      (0.19)
  8. Distributions (in excess of realized gains)                    (4.31)            --          --          --          --
  9. Tax return of capital distributions                            (1.75)            --          --          --      (0.01)
 10. Total distributions                                            (6.33)        (1.40)          --          --      (0.20)
 11. NET ASSET VALUE, END OF PERIOD                                 $36.30        $59.70      $27.64      $20.55      $18.24
 12. Total return                                                 (31.82%)        125.40%     34.26%      12.66%       7.95%
 13. Net assets, end of period (in thousands)                   $3,485,768    $3,319,619    $772,943    $508,198    $383,693
 14. Average net assets for the period (in thousands)           $4,409,584    $1,476,445    $576,444    $418,464    $290,629
 15. Ratio of gross expenses to average net assets(1)                0.66%(2)      0.70%(2)    0.75%(2)    0.76%(2)    0.76%(2)
 16. Ratio of net expenses to average net assets(3)                  0.66%         0.69%       0.75%       0.76%       0.76%
 17. Ratio of net investment income to average net assets          (0.42%)       (0.50%)     (0.36%)     (0.10%)     (0.27%)
 18. Portfolio turnover rate                                           82%          105%        132%        130%         88%
----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.66% in 2000, 0.70% in 1999, 0.75% in 1998, 0.78% in 1997 and
    0.83% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Enterprise Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Capital Appreciation Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Capital Appreciation Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Capital Appreciation Portfolio...........................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Capital Appreciation Portfolio...........................    5
                   General portfolio policies...............................    6
                   Risks for Capital Appreciation Portfolio.................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19


                                                            Table of contents  1

Risk return summary

CAPITAL APPRECIATION PORTFOLIO

          Capital Appreciation Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION PORTFOLIO?

--------------------------------------------------------------------------------

          CAPITAL APPRECIATION PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF CAPITAL APPRECIATION PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Capital Appreciation Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN CAPITAL APPRECIATION PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Capital Appreciation Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The Portfolio is nondiversified. This means it may hold a larger position in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Capital Appreciation Portfolio by showing how Capital Appreciation Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                                                      58.11%   67.00%   (18.18%)
                                                       1998     1999      2000

           Best Quarter:  4th-1999  41.77%  Worst Quarter:  4th-2000  (17.42%)


                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                  1 year        (5/1/97)
                Capital Appreciation Portfolio - Institutional Shares            (18.18%)        31.55%
                S&P 500 Index*                                                    (9.10%)        16.19%
                                                                             -------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          Capital Appreciation Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    Capital Appreciation Portfolio                                  0.65%       0.02%            0.67%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for the Portfolio. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Capital Appreciation Portfolio                                  $68       $214       $373        $835

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Capital Appreciation Portfolio has a similar investment objective and similar principal investment strategies to Janus Twenty Fund. Although it is anticipated that the Portfolio and Janus Twenty Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Twenty Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Capital Appreciation Portfolio, its principal investment strategies and certain risks of investing in Capital Appreciation Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Capital Appreciation Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The following questions and answers are designed to help you better understand Capital Appreciation Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

              Investment objective, principal investment strategies and risks  5

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Capital Appreciation Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

 6 Janus Aspen Series

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR CAPITAL APPRECIATION PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Capital Appreciation Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF CAPITAL APPRECIATION PORTFOLIO AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may

 8 Janus Aspen Series
            take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

 10 Janus Aspen Series

PORTFOLIO MANAGER

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Capital Appreciation Portfolio, which he has managed since its inception.
            He is portfolio manager of Janus Twenty Fund, which he has managed since August 1997. He previously managed Janus Olympus
            Fund from its inception to August 1997. Mr. Schoelzel joined
            Janus Capital in January 1994. He holds a Bachelor of Arts in Business from Colorado College.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Capital Appreciation Portfolio declared a dividend in the amount of $0.25 per share. If the price of Capital Appreciation Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------
                                                                         Periods ending December 31
                                                                  2000         1999        1998      1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                          $33.17      $19.94     $12.62      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                           0.43        0.12       0.01        0.05
  3. Net gains or losses on securities (both realized and
     unrealized)                                                   (6.43)       13.22       7.32        2.61
  4. Total from investment operations                              (6.00)       13.34       7.33        2.66
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                        (0.37)      (0.11)     (0.01)      (0.04)
  6. Dividends (in excess of net investment income)                    --          --         --          --
  7. Distributions (from capital gains)                                --          --         --          --
  8. Distributions (in excess of realized gains)                   (0.01)          --         --          --
  9. Tax return of capital distributions                               --          --         --          --
 10. Total distributions                                           (0.38)      (0.11)     (0.01)      (0.04)
 11. NET ASSET VALUE, END OF PERIOD                                $26.79      $33.17     $19.94      $12.62
 12. Total return*                                               (18.18%)      67.00%     58.11%      26.60%
 13. Net assets, end of period (in thousands)                  $1,010,497    $626,611    $74,187      $6,833
 14. Average net assets for the period (in thousands)            $954,279    $257,422    $25,964      $2,632
 15. Ratio of gross expenses to average net assets**(2)             0.67%(3)    0.70%(3)   0.92%(3)    1.26%(3)
 16. Ratio of net expenses to average net assets**(4)               0.67%       0.70%      0.91%       1.25%
 17. Ratio of net investment income to average net assets**         1.60%       0.76%      0.27%       1.43%
 18. Portfolio turnover rate**                                        41%         52%        91%        101%
-------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) through December 31, 1997.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 0.67% in 2000, 0.79% in 1999, 0.97% in 1998 and 2.19% in 1997
    before waiver of certain fees and/or reduction of adviser's fees to the effective rate of the corresponding retail fund (Janus Olympus Fund until May 1, 1999, Janus Twenty Fund thereafter).
(4) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Strategic Value Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Strategic Value Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Strategic Value Portfolio................................    2
                   Fees and expenses........................................    3
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Strategic Value Portfolio................................    4
                   General portfolio policies...............................    5
                   Risks for Strategic Value Portfolio......................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   13
                   Purchases................................................   13
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   18
                   Other investments, strategies and/or techniques..........   18

                                                            Table of contents  1

Risk return summary

STRATEGIC VALUE PORTFOLIO

          Strategic Value Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF STRATEGIC VALUE PORTFOLIO?

--------------------------------------------------------------------------------

          STRATEGIC VALUE PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF STRATEGIC VALUE PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Strategic Value Portfolio invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN STRATEGIC VALUE PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Strategic Value Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases and if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The Portfolio is nondiversified. This means it may hold a larger position in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          Since Strategic Value Portfolio did not commence operations until May 1, 2000, the bar chart and table are not included.

          For the period of commencement of operations to December 31, 2000, Strategic Value Portfolio's year to date return was 0.20%.

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                   Total Annual Fund                    Total Annual Fund
                                           Management    Other     Operating Expenses                   Operating Expenses
                                              Fee       Expenses    Without Waivers*    Total Waivers     With Waivers*
    Strategic Value Portfolio                0.65%       2.80%            3.45%             2.20%              1.25%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Strategic Value Portfolio                                      $348      $1,059     $1,793      $3,730

                                                          Risk return summary  3

Investment objective, principal investment
           strategies and risks

          Strategic Value Portfolio has a similar investment objective and similar principal investment strategies to Janus Strategic Value Fund. Although it is anticipated that the Portfolio and Janus Strategic Value Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Strategic Value Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Strategic Value Portfolio, its principal investment strategies and certain risks of investing in Strategic Value Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Strategic Value Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

          The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The following questions and answers are designed to help you better understand Strategic Value Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. This "value" approach emphasizes investments in companies that the portfolio manager believes are undervalued relative to their intrinsic worth and have the potential for long term growth of capital.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

 4 Janus Aspen Series

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

4. HOW DOES THE PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

          A company may be undervalued when, in the opinion of the portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return of equity. The portfolio manager believes that buying these securities at a price that is below its intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Strategic Value Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To

              Investment objective, principal investment strategies and risks 5 a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's

 6 Janus Aspen Series
          holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR STRATEGIC VALUE PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Strategic Value Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF STRATEGIC VALUE PORTFOLIO AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Strategic Value Portfolio may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.

4. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its

 8 Janus Aspen Series
            value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

6. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                                                  Expense
                                                           Average Daily       Annual Rate         Limit
                                                            Net Assets         Percentage       Percentage
     Portfolio                                             of Portfolio            (%)              (%)
-----------------------------------------------------------------------------------------------------------------
     Strategic Value Portfolio                           All Asset Levels         0.65             1.25(1)
-----------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreement.

          For the year ended December 31, 2000, all of the management fees were waived for the Portfolio. Absent waivers, the management fee would have been 0.65% based on the Portfolio's average net assets.

 10 Janus Aspen Series

PORTFOLIO MANAGER

DAVID C. DECKER
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Strategic
            Value Portfolio, which he has managed since inception. Mr. Decker is also Executive Vice President and portfolio manager of Janus Adviser Strategic Value Fund, Janus Special Situations Fund and Janus Strategic Value Fund, each of which he has managed since their inceptions. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master's of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Strategic Value Portfolio declared a dividend in the amount of $0.25 per share. If the price of Strategic Value Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

STRATEGIC VALUE PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------
                                                                Period ending
                                                                 December 31
                                                                   2000(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.05
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                    (0.03)
  4. Total from investment operations                                 0.02
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.03)
  6. Dividends (in excess of net investment income)                     --
  7. Distributions (from capital gains)                                 --
  8. Distributions (in excess of realized gains)                        --
  9. Tax return of capital distributions                                --
 10. Total distributions                                            (0.03)
 11. NET ASSET VALUE, END OF PERIOD                                  $9.99
 12. Total return*                                                   0.20%
 13. Net assets, end of period (in thousands)                       $4,550
 14. Average net assets for the period (in thousands)               $3,243
 15. Ratio of gross expenses to average net assets**(2)              1.25%(3)
 16. Ratio of net expenses to average net assets**(4)                1.25%
 17. Ratio of net investment income to average net assets**          0.97%
 18. Portfolio turnover rate**                                         47%
-----------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 2000 (inception) through December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 3.45% in 2000 before waiver of certain fees and/or reduction of adviser's fees incurred by the Portfolio.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Balanced Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Balanced Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Balanced Portfolio.......................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Balanced Portfolio.......................................    5
                   General portfolio policies...............................    6
                   Risks for Balanced Portfolio.............................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19


                                                            Table of contents  1

Risk return summary

BALANCED PORTFOLIO

          Balanced Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although Balanced Portfolio may also emphasize some degree of income, it is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF BALANCED PORTFOLIO?

--------------------------------------------------------------------------------

          BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF BALANCED PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, she looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Balanced Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN BALANCED PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Balanced Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The income component of Balanced Portfolio includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Balanced Portfolio by showing how Balanced Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           BALANCED PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                   0.84%   24.79%   16.18%   22.10%   34.28%   26.76%    (2.27%)
                   1994     1995     1996     1997     1998     1999      2000

           Best Quarter: 4th-1998  20.32%  Worst Quarter:  3rd-1998  (4.97%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                               Since Inception
                                                                          1 year    5 years       (9/13/93)
                Balanced Portfolio - Institutional Shares                 (2.27%)   18.73%         17.19%
                S&P 500 Index*                                            (9.10%)   18.33%         17.74%
                Lehman Brothers Gov't/Credit Index**                      11.85%     6.24%          6.26%
                                                                      ----------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks,
             a widely recognized, unmanaged index of common stock prices.
          ** Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

          Balanced Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    Balanced Portfolio                                              0.65%       0.01%            0.66%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Balanced Portfolio                                              $67       $211       $368        $822

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Balanced Portfolio has a similar investment objective and similar principal investment strategies to Janus Balanced Fund. Although it is anticipated that the Portfolio and Janus Balanced Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Balanced Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Balanced Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.

The following questions and answers are designed to help you better understand Balanced Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Balanced Portfolio may also emphasize some degree of income. The portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?

          Balanced Portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

          The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

          The income component of Balanced Portfolio is expected to consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

7. HOW DO INTEREST RATES AFFECT THE VALUE OF MY FIXED-INCOME INVESTMENTS?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

 6 Janus Aspen Series

          OTHER TYPES OF INVESTMENTS
          Balanced Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The

              Investment objective, principal investment strategies and risks  7

          Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

RISKS FOR BALANCED PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Balanced Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and

 8 Janus Aspen Series
            economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

 10 Janus Aspen Series

PORTFOLIO MANAGER

KAREN L. REIDY
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Balanced Portfolio and Equity Income Portfolio, which she has managed since January 2000. Ms. Reidy is Executive Vice President and portfolio manager of Janus Adviser Balanced Fund and Janus
            Adviser Equity Income Fund, which she has managed since inception. She is also Executive Vice President and portfolio manager of Janus Balanced Fund and Janus Equity Income Fund, which she has managed since January 2000. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She received an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Balanced Portfolio declared a dividend in the amount of $0.25 per share. If the price of Balanced Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for each of the five most recent years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

BALANCED PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                                 Periods ending December 31
                                                                   2000          1999         1998        1997        1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $27.91        $22.50      $17.47      $14.77     $13.03
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.64          0.59        0.39        0.34       0.32
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                    (1.22)          5.38        5.51        2.89       1.81
  4. Total from investment operations                               (0.58)          5.97        5.90        3.23       2.13
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.69)        (0.56)      (0.38)      (0.35)     (0.30)
  6. Dividends (in excess of net investment income)                     --            --          --          --         --
  7. Distributions (from capital gains)                             (2.00)            --      (0.45)      (0.18)     (0.09)
  8. Distributions (in excess of realized gains)                    (0.31)            --      (0.04)          --         --
  9. Tax return of capital distributions                            (0.02)            --          --          --         --
 10. Total distributions                                            (3.02)        (0.56)      (0.87)      (0.53)     (0.39)
 11. NET ASSET VALUE, END OF PERIOD                                 $24.31        $27.91      $22.50      $17.47     $14.77
 12. Total return                                                  (2.27%)        26.76%      34.28%      22.10%     16.18%
 13. Net assets, end of period (in thousands)                   $3,352,381    $2,453,079    $882,495    $362,409    $85,480
 14. Average net assets for the period (in thousands)           $3,020,072    $1,583,635    $555,002    $176,432    $43,414
 15. Ratio of gross expenses to average net assets(1)                0.66%(2)      0.69%(2)    0.74%(2)    0.83%(2)   0.94%(2)
 16. Ratio of net expenses to average net assets(3)                  0.66%         0.69%       0.74%       0.82%      0.92%
 17. Ratio of net investment income to average net assets            3.15%         2.86%       2.41%       2.87%      2.92%
 18. Portfolio turnover rate                                           72%           92%         70%        139%       103%
------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.66% in 2000, 0.69% in 1999, 0.74% in 1998, 0.83% in 1997 and
    1.07% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Balanced Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Equity Income Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Equity Income Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Equity Income Portfolio..................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Equity Income Portfolio..................................    5
                   General portfolio policies...............................    6
                   Risks for Equity Income Portfolio........................    9
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   11
                   Management expenses......................................   11
                   Portfolio manager........................................   12
                OTHER INFORMATION...........................................   13
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   16
                   Excessive trading........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   18
                   Futures, options and other derivatives...................   20
                   Other investments, strategies and/or techniques..........   20


                                                            Table of contents  1

Risk return summary

EQUITY INCOME PORTFOLIO

          Equity Income Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although Equity Income Portfolio may also emphasize some degree of income, it is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF EQUITY INCOME PORTFOLIO?

--------------------------------------------------------------------------------

          EQUITY INCOME PORTFOLIO seeks current income and long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF EQUITY INCOME PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, she looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Equity Income Portfolio normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. Normally, it invests at least 65% of its assets in income-producing equity securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN EQUITY INCOME PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Equity Income Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The income component of Equity Income Portfolio includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

 2 Janus Aspen Series

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The following information provides some indication of the risks of investing in Equity Income Portfolio by showing how Equity Income Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           EQUITY INCOME PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                                                       46.24%   41.58%   (8.07%)
                                                        1998     1999     2000

           Best Quarter:  4th-1998  28.51%  Worst Quarter:  3rd-1998  (7.18%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                            Since Inception
                                                                                 1 year        (5/1/97)
                Equity Income Portfolio - Institutional Shares                   (8.07%)        29.26%
                S&P 500 Index*                                                   (9.10%)        16.19%
                                                                             -------------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          Equity Income Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Total Annual Fund                     Total Annual Fund
                                          Management    Other     Operating Expenses                   Operating Expenses
                                             Fee       Expenses    Without Waivers*    Total Waivers      With Waivers*
    Equity Income Portfolio                 0.65%       1.00%            1.65%             0.40%              1.25%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee. Expenses are stated both with and without contractual waivers. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Equity Income Portfolio                                        $168       $520       $897       $1,955

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Equity Income Portfolio has a similar investment objective and similar principal investment strategies to Janus Equity Income Fund. Although it is anticipated that the Portfolio and Janus Equity Income Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Equity Income Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Equity Income Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Equity Income Portfolio seeks current income and long-term growth of capital. It pursues its objective by normally emphasizing investments in common stock, and growth potential is a significant investment consideration. The Portfolio tries to provide a lower level of volatility than the S&P 500 Index. Normally, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.

The following questions and answers are designed to help you better understand Equity Income Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Equity Income Portfolio may also emphasize some degree of income. The portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

4. HOW DOES EQUITY INCOME PORTFOLIO TRY TO LIMIT PORTFOLIO VOLATILITY?

          Equity Income Portfolio seeks to provide a lower level of volatility than the stock market at large, as measured by the S&P 500. The lower volatility sought by this Portfolio is expected to result primarily from investments in dividend-paying common stocks and other equity securities characterized by relatively greater price stability. The greater price stability sought by Equity Income Portfolio may be characteristic of companies that generate above average free cash flows. A company may use free cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt. The portfolio manager also considers growth potential in selecting this Portfolio's securities and may hold securities selected solely for their growth potential.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF EQUITY INCOME PORTFOLIO'S HOLDINGS?

          The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF EQUITY INCOME PORTFOLIO'S HOLDINGS?

          The income component of Equity Income Portfolio is expected to consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Equity Income Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To

 6 Janus Aspen Series
          a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's

              Investment objective, principal investment strategies and risks 7 holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

RISKS FOR EQUITY INCOME PORTFOLIO

          Because the Portfolios may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Equity Income Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may

 8 Janus Aspen Series
            take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's Shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                                                  Expense
                                                           Average Daily       Annual Rate         Limit
                                                            Net Assets         Percentage       Percentage
     Portfolio                                             of Portfolio           (%)               (%)
-----------------------------------------------------------------------------------------------------------------
     Equity Income Portfolio                             All Asset Levels         0.65             1.25(1)
-----------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreement.

          For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.25% (net of fee waivers) based on the Portfolio's average net assets. Absent waivers, the management fee would have been 0.65% based on the Portfolio's average net assets.

 10 Janus Aspen Series

PORTFOLIO MANAGER

KAREN L. REIDY
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Equity
            Income Portfolio and Balanced Portfolio, which she has managed since January 2000. Ms. Reidy is Executive Vice President and portfolio manager of Janus Adviser Balanced Fund and Janus
            Adviser Equity Income Fund, which she has managed since inception. She is also Executive Vice President and portfolio manager of Janus Balanced Fund and Janus Equity Income Fund, which she has managed since January 2000. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She received an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Equity Income Portfolio declared a dividend in the amount of $0.25 per share. If the price of Equity Income Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolios may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Share's financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

EQUITY INCOME PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------
                                                                         Periods ending December 31
                                                                  2000        1999        1998      1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                        $27.32      $19.41      $13.46      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                         0.07        0.07        0.02        0.01
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                 (1.95)        7.99        6.16        3.46
  4. Total from investment operations                            (1.88)        8.06        6.18        3.47
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                      (0.07)      (0.06)      (0.02)      (0.01)
  6. Dividends (in excess of net investment income)                  --          --          --          --
  7. Distributions (from capital gains)                          (6.17)      (0.09)      (0.21)          --
  8. Distributions (in excess of realized gains)                     --          --          --          --
  9. Tax return of capital distributions                             --          --          --          --
 10. Total distributions                                         (6.24)      (0.15)      (0.23)      (0.01)
 11. NET ASSET VALUE, END OF PERIOD                              $19.20      $27.32      $19.41      $13.46
 12. Total return*                                              (8.07%)      41.58%      46.24%      34.70%
 13. Net assets, end of period (in thousands)                   $15,712     $18,975      $9,017      $3,047
 14. Average net assets for the period (in thousands)           $17,328     $14,663      $5,629      $1,101
 15. Ratio of gross expenses to average net assets**(2)           1.25%(3)    1.25%(3)    1.25%(3)    1.25%(3)
 16. Ratio of net expenses to average net assets**(4)             1.25%       1.25%       1.25%       1.25%
 17. Ratio of net investment income to average net assets**       0.36%       0.31%       0.17%       0.35%
 18. Portfolio turnover rate**                                      95%        114%         79%        128%
------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) through December 31, 1997.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 1.65% in 2000, 1.38% in 1999, 1.86% in 1998 and 5.75% in 1997
    before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Equity Income Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Growth and Income Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Growth and Income Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Growth and Income Portfolio..............................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Growth and Income Portfolio..............................    5
                   General portfolio policies...............................    6
                   Risks for Growth and Income Portfolio....................    9
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   11
                   Management expenses......................................   11
                   Portfolio manager........................................   12
                OTHER INFORMATION...........................................   13
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   16
                   Excessive trading........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   18
                   Futures, options and other derivatives...................   20
                   Other investments, strategies and/or techniques..........   20


                                                            Table of contents  1

Risk return summary

GROWTH AND INCOME PORTFOLIO

          Growth and Income Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although Growth and Income Portfolio may also emphasize some degree of income, it is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GROWTH AND INCOME PORTFOLIO?

--------------------------------------------------------------------------------

          GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GROWTH AND INCOME PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Growth and Income Portfolio normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GROWTH AND INCOME PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Growth and Income Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          The income component of Growth and Income Portfolio includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

 2 Janus Aspen Series

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The following information provides some indication of the risks of investing in Growth and Income Portfolio by showing how Growth and Income Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                                                               74.04%  (14.10)%
                                                                1999     2000

           Best Quarter: 4th-1999  38.39%  Worst Quarter: 4th-2000 (10.18%)


                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                  1 year        (5/1/98)
                Growth and Income Portfolio -- Institutional Shares              (14.10%)        24.41%
                S&P 500 Index*                                                    (9.10%)         8.04%
                                                                             -------------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          Growth and Income Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    Growth and Income Portfolio                                     0.65%       0.13%            0.78%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Growth and Income Portfolio                                     $80       $249       $433        $966

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Growth and Income Portfolio has a similar investment objective and similar principal investment strategies to Janus Growth and Income Fund. Although it is anticipated that the Portfolio and Janus Growth and Income Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Growth and Income Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT INCOME STRATEGIES

          This section takes a closer look at the investment objective of Growth and Income Portfolio, its principal investment strategies and certain risks of investing in Growth and Income Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

The following questions and answers are designed to help you better understand Growth and Income Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Growth and Income Portfolio may also emphasize some degree of income. The portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME PORTFOLIO'S HOLDINGS?

          Growth and Income Portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME PORTFOLIO'S HOLDINGS?

          The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME PORTFOLIO'S HOLDINGS?

          Growth and Income Portfolio is expected to consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Growth and Income Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred

 6 Janus Aspen Series
          stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's

              Investment objective, principal investment strategies and risks 7 holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

 8 Janus Aspen Series

RISKS FOR GROWTH AND INCOME PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Growth and Income Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

              Investment objective, principal investment strategies and risks  9

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

 10 Janus Aspen Series

                                                     Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                 Management of the Portfolio  11

PORTFOLIO MANAGER

DAVID J. CORKINS
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Growth and Income Portfolio which he has managed since its inception. He is Executive Vice President and portfolio manager of Janus Growth and Income Fund and Janus Adviser Growth and Income Fund, each of which he has managed since August 1997 and since inception, respectively. He joined Janus in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Administration from Columbia University in 1993.

 12 Janus Aspen Series

                                                               Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  13

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Growth and Income Portfolio declared a dividend in the amount of $0.25 per share. If the price of Growth and Income Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 14 Janus Aspen Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

 16 Janus Aspen Series

                                                            Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

          GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES
          ------------------------------------------------------------------------------------------------
                                                                             Period ending December 31
                                                                            2000        1999      1998(1)
            1. NET ASSET VALUE, BEGINNING OF PERIOD                         $20.77      $11.96     $10.00
               INCOME FROM INVESTMENT OPERATIONS:
            2. Net investment income                                          0.19        0.04       0.02
            3. Net gains (or losses) on securities (both realized and
               unrealized)                                                  (3.08)        8.81       1.96
            4. Total from investment operations                             (2.89)        8.85       1.98
               LESS DISTRIBUTIONS:
            5. Dividends (from net investment income)                       (0.16)      (0.04)     (0.02)
            6. Dividends (in excess of net investment income)                   --          --         --
            7. Distributions (from capital gains)                               --          --         --
            8. Distributions (in excess of realized gains)                  (0.31)          --         --
            9. Tax return of capital distributions                              --          --         --
           10. Total distributions                                          (0.47)      (0.04)     (0.02)
           11. NET ASSET VALUE, END OF PERIOD                               $17.41      $20.77     $11.96
           12. Total return*                                              (14.10%)      74.04%     19.80%
           13. Net assets, end of period (in thousands)                   $123,812     $84,480     $6,413
           14. Average net assets for the period (in thousands)           $124,282     $28,838     $2,883
           15. Ratio of gross expenses to average net assets**(2)            0.78%(3)    1.06%(3)   1.25%(3)
           16. Ratio of net expenses to average net assets**(4)              0.78%       1.05%      1.25%
           17. Ratio of net investment income to average net assets**        1.07%       0.56%      0.66%
           18. Portfolio turnover rate**                                       37%         59%        62%
          ------------------------------------------------------------------------------------------------

           * Total return not annualized for periods of less than one full year.

          **  Annualized for periods of less than one full year.

          (1) May 1, 1998 (inception) through December 31, 1998.

          (2) The expense ratio reflects expenses prior to any expense offset arrangements.

          (3) The ratio was 0.78% in 2000, 1.15% in 1999 and 3.06% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Growth and Income Fund.

          (4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  17

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Aspen Series

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

                                                Glossary of investment terms  19

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

 20 Janus Aspen Series

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  21

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              International Growth Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes International Growth Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   International Growth Portfolio...........................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   International Growth Portfolio...........................    5
                   General portfolio policies...............................    6
                   Risks for International Growth Portfolio.................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio managers.......................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19


                                                            Table of contents  1

Risk return summary

INTERNATIONAL GROWTH PORTFOLIO

          International Growth Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF INTERNATIONAL GROWTH PORTFOLIO?

--------------------------------------------------------------------------------

          INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF INTERNATIONAL GROWTH PORTFOLIO?

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, they look at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          International Growth Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN INTERNATIONAL GROWTH PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. International Growth Portfolio is each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          International Growth Portfolio may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in International Growth Portfolio by showing how International Growth Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                            23.15%  34.71%  18.51%   17.23%   82.27%    (15.94%)
                             1995    1996    1997     1998     1999       2000

           Best Quarter:  4th-2000  58.48%  Worst Quarter:  3rd-1998  (17.76%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (5/2/94)
                International Growth Portfolio - Institutional
                  Shares                                                 (15.94%)    23.45%         20.32%
                Morgan Stanley Capital International EAFE(R) Index*      (14.17%)     7.13%          6.99%
                                                                     ------------------------------------------

           * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia and the Far East.

          International Growth Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    International Growth Portfolio                                  0.65%       0.06%            0.71%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    International Growth Portfolio                                $   73     $  227     $  395      $  883

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          International Growth Portfolio has a similar investment objective and similar principal investment strategies to Janus Overseas Fund. Although it is anticipated that the Portfolio and Janus Overseas Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Overseas Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of International Growth Portfolio, its principal investment strategies and certain risks of investing in International Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          International Growth Portfolio seeks long-term growth of capital. Normally, the Portfolio pursues its objective by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand International Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          International Growth Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Aspen Series

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR INTERNATIONAL GROWTH PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in International Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio managers' judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

 10 Janus Aspen Series

PORTFOLIO MANAGERS

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of International
            Growth Portfolio and Worldwide Growth Portfolio, which she has managed or co-managed since inception. Ms. Hayes is Executive
            Vice President and co-manager of Janus Adviser Worldwide Fund and Janus Adviser International Fund, each of which she has co-managed since inception. She is also co-manager of Janus Worldwide Fund and Janus Overseas Fund, each of which she has managed or co-managed since inception. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and she has earned the right to use the Chartered Financial Analyst designation.

BRENT A. LYNN
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of International
            Growth Portfolio and Janus Overseas Fund, which he has co-managed since January 2001. He is also Executive Vice President and co-manager of Janus Adviser International Fund, which he has co-managed since January 2001. Mr. Lynn joined Janus Capital in
            1991 as a research analyst. He holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of International Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of International Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio managers cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for each of the five most recent years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                Periods ending December 31
                                                                   2000         1999        1998        1997        1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $38.67      $21.27      $18.48      $15.72     $11.95
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.62        0.06        0.13        0.11       0.05
  3. Net gains or losses on securities (both realized and
     unrealized)                                                    (6.51)       17.40        3.07        2.80       4.06
  4. Total from investment operations                               (5.89)       17.46        3.20        2.91       4.11
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.63)      (0.06)      (0.14)      (0.11)     (0.11)
  6. Dividends (in excess of net investment income)                     --          --          --          --         --
  7. Distributions (from capital gains)                                 --          --          --      (0.01)     (0.23)
  8. Distributions (in excess of realized gains)                    (0.91)          --      (0.27)      (0.03)         --
  9. Tax return of capital distributions                            (0.34)          --          --          --         --
 10. Total distributions                                            (1.88)      (0.06)      (0.41)      (0.15)     (0.34)
 11. NET ASSET VALUE, END OF PERIOD                                 $30.90      $38.67      $21.27      $18.48     $15.72
 12. Total return*                                                (15.94%)      82.27%      17.23%      18.51%     34.71%
 13. Net assets, end of period (in thousands)                   $1,158,666    $810,392    $311,110    $161,091    $27,192
 14. Average net assets for the period (in thousands)           $1,214,163    $425,876    $234,421     $96,164     $7,437
 15. Ratio of gross expenses to average net assets(1)                0.71%(2)    0.77%(2)    0.86%(2)    0.96%(2)   1.26%(2)
 16. Ratio of net expenses to average net assets(3)                  0.71%       0.76%       0.86%       0.96%      1.25%
 17. Ratio of net investment income to average net assets            1.88%       0.26%       0.73%       0.70%      0.62%
 18. Portfolio turnover rate                                           67%         80%         93%         86%        65%
----------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.71% in 2000, 0.84% in 1999, 0.95% in 1998, 1.08% in 1997 and
    2.21% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Overseas Fund.
(3) The expense ratio reflects expenses after any offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Worldwide Growth Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Worldwide Growth Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Worldwide Growth Portfolio...............................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Worldwide Growth Portfolio...............................    5
                   General portfolio policies...............................    6
                   Risks for Worldwide Growth Portfolio.....................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio managers.......................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19


                                                            Table of contents  1

Risk return summary

WORLDWIDE GROWTH PORTFOLIO

          Worldwide Growth Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF WORLDWIDE GROWTH PORTFOLIO?

--------------------------------------------------------------------------------

          WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF WORLDWIDE GROWTH PORTFOLIO?

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, they look at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Worldwide Growth Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN WORLDWIDE GROWTH PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Worldwide Growth Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          Worldwide Growth Portfolio may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Worldwide Growth Portfolio by showing how Worldwide Growth Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                    1.53%   27.37%  29.04%  22.15%   28.92%   64.45%    (15.67%)
                    1994     1995    1996    1997     1998     1999       2000

           Best Quarter:  4th-1999  42.24%  Worst Quarter:  3rd-1998  (16.03%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Worldwide Growth Portfolio - Institutional Shares        (15.67%)    23.02%         22.28%
                Morgan Stanley Capital International World Index*        (13.18%)    12.12%         11.82%
                                                                     ------------------------------------------

           * The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in North America, Europe and the Asia/Pacific Region.

          Worldwide Growth Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    Worldwide Growth Portfolio                                      0.65%       0.04%            0.69%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Worldwide Growth Portfolio                                    $   70     $  221     $  384      $  859

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Worldwide Growth Portfolio has a similar investment objective and similar principal investment strategies to Janus Worldwide Fund. Although it is anticipated that the Portfolio and Janus Worldwide Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Worldwide Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Worldwide Growth Portfolio, its principal investment strategies and certain risks of investing in Worldwide Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand Worldwide Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Worldwide Growth Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Aspen Series

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR WORLDWIDE GROWTH PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Worldwide Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio managers' judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

 10 Janus Aspen Series

PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Worldwide Growth Portfolio, for which he has served as co-manager since December 1999. Mr. Chang co-managed International Growth Portfolio from
            1998 until December 2000. He is also Executive Vice President and co-manager of Janus Adviser Worldwide Fund, which he has co-managed since inception. Mr. Chang has co-managed Janus
            Worldwide Fund since 1999. He co-managed Janus Adviser
            International Fund from inception to December 2000 and Janus Overseas Fund from 1998 until December 2000. He joined Janus
            Capital in 1993 as a research analyst. Mr. Chang holds an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Worldwide Growth Portfolio and International Growth Portfolio, which she has managed or co-managed since inception. Ms. Hayes is Executive
            Vice President and co-manager of Janus Adviser Worldwide Fund and Janus Adviser International Fund, each of which she has co-managed since inception. She is also co-manager of Janus Worldwide Fund and Janus Overseas Fund, each of which she has managed or co-managed since inception. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and she has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Worldwide Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Worldwide Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio managers cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for each of the five most recent years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Periods ending December 31
                                                                   2000          1999          1998          1997         1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $47.75        $29.09        $23.39        $19.44      $15.31
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.11          0.07          0.16          0.16        0.16
  3. Net gains or losses on securities (both realized and
     unrealized)                                                    (7.03)         18.65          6.59          4.14        4.27
  4. Total from investment operations                               (6.92)         18.72          6.75          4.30        4.43
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.19)        (0.06)        (0.18)        (0.17)      (0.17)
  6. Dividends (in excess of net investment income)                     --            --            --        (0.02)          --
  7. Distributions (from capital gains)                             (2.61)            --            --        (0.16)      (0.13)
  8. Distributions (in excess of realized gains)                    (0.91)            --        (0.87)            --          --
  9. Tax return of capital distributions                            (0.14)            --            --            --          --
 10. Total distributions                                            (3.85)        (0.06)        (1.05)        (0.35)      (0.30)
 11. NET ASSET VALUE, END OF PERIOD                                 $36.98        $47.75        $29.09        $23.39      $19.44
 12. Total return                                                 (15.67%)        64.45%        28.92%        22.15%      29.04%
 13. Net assets, end of period (in thousands)                   $7,704,163    $6,496,773    $2,890,375    $1,576,548    $582,603
 14. Average net assets for the period (in thousands)           $8,255,166    $3,862,773    $2,217,695    $1,148,951    $304,111
 15. Ratio of gross expenses to average net assets(1)                0.69%(2)      0.71%(2)      0.72%(2)      0.74%(2)    0.80%(2)
 16. Ratio of net expenses to average net assets(3)                  0.69%         0.71%         0.72%         0.74%       0.80%
 17. Ratio of net investment income to average net assets            0.52%         0.20%         0.64%         0.67%       0.83%
 18. Portfolio turnover rate                                           66%           67%           77%           80%         62%
--------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.69% in 2000, 0.71% in 1999, 0.74% in 1998, 0.81% in 1997 and
    0.91% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Worldwide Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

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

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Global Life Sciences Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Global Life Sciences Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Global Life Sciences Portfolio...........................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Global Life Sciences Portfolio...........................    5
                   General portfolio policies...............................    6
                   Risks for Global Life Sciences Portfolio.................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19


                                                            Table of contents  1

Risk return summary

GLOBAL LIFE SCIENCES PORTFOLIO

          Global Life Sciences Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GLOBAL LIFE SCIENCES PORTFOLIO?

--------------------------------------------------------------------------------

          GLOBAL LIFE SCIENCES PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GLOBAL LIFE SCIENCES PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Global Life Sciences Portfolio invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: healthcare; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GLOBAL LIFE SCIENCES PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Global Life Sciences Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          Global Life Sciences Portfolio concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Portfolio's NAV. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

 2 Janus Aspen Series

          Global Life Sciences Portfolio may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          Global Life Sciences Portfolio is nondiversified. This means it may hold a larger position in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          Since Global Life Sciences Portfolio did not commence operations until January 18, 2000, the bar chart and table are not included.

          For the period of commencement of operations to December 31, 2000, Global Life Sciences Portfolio's year to date return was (6.70%).

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    Global Life Sciences Portfolio                                  0.65%       0.38%            1.03%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000.
     All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Global Life Sciences Portfolio                                 $105       $328       $569       $1,259

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Global Life Sciences Portfolio has a similar investment objective and similar principal investment strategies to Janus Global Life Sciences Fund. Although it is anticipated that the Portfolio and Janus Global Life Sciences Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Global Life Sciences Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Global Life Sciences Portfolio, its principal investment strategies and certain risks of investing in Global Life Sciences Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Global Life Sciences Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services, related to health and personal care, medicine or pharmaceuticals. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

The following questions and answers are designed to help you better understand Global Life Sciences Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may

              Investment objective, principal investment strategies and risks 5 warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

4. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO GLOBAL LIFE SCIENCES PORTFOLIO?

          Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Global Life Sciences Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

 6 Janus Aspen Series

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR GLOBAL LIFE SCIENCES PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Life Sciences Portfolio's performance may also be affected by industry risk.

The following questions and answers are designed to help you better understand some of the risks of investing in Global Life Sciences Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF GLOBAL LIFE SCIENCES PORTFOLIO AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and

 8 Janus Aspen Series
            economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

6. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments.

          Global Life Sciences Portfolio invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Portfolio may be more volatile than a less concentrated portfolio.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                                                  Expense
                                                           Average Daily       Annual Rate         Limit
                                                            Net Assets         Percentage       Percentage
     Portfolio                                             of Portfolio            (%)              (%)
-----------------------------------------------------------------------------------------------------------------
     Global Life Sciences Portfolio                      All Asset Levels         0.65             1.25(1)
-----------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreement. The Portfolio's expenses without waivers are not expected to exceed the expense limit.

          For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

 10 Janus Aspen Series

PORTFOLIO MANAGER

THOMAS R. MALLEY
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Global Life Sciences Portfolio and Janus Global Life Sciences Fund, which he has managed since inception. He joined Janus Capital in 1991 as a research analyst. Mr. Malley has a Bachelor of Science in Biology from Stanford University and he has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Global Life Sciences Portfolio declared a dividend in the amount of $0.25 per share. If the price of Global Life Sciences Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

          GLOBAL LIFE SCIENCES PORTFOLIO - INSTITUTIONAL SHARES
          -----------------------------------------------------------------------------
                                                                          Period ending
                                                                           December 31
                                                                             2000(1)
            1. NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
               INCOME FROM INVESTMENT OPERATIONS:
            2. Net investment income/(loss)                                     0.05
            3. Net gains/(losses) on securities (both realized and
               unrealized)                                                    (0.72)
            4. Total from investment operations                               (0.67)
               LESS DISTRIBUTIONS:
            5. Dividends (from net investment income)                         (0.02)
            6. Dividends (in excess of net investment income)                     --
            7. Distributions (from capital gains)                                 --
            8. Distributions (in excess of capital gains)                         --
            9. Tax return of capital                                              --
           10. Total distributions                                            (0.02)
           11. NET ASSET VALUE, END OF PERIOD                                  $9.31
           12. Total return*                                                 (6.70%)
           13. Net assets, end of period (in thousands)                      $10,984
           14. Average net assets for the period (in thousands)               $5,372
           15. Ratio of gross expenses to average net assets**(2)              1.03%
           16. Ratio of net expenses to average net assets**(3)                1.02%
           17. Ratio of net investment income to average net assets**          0.60%
           18. Portfolio turnover rate**                                        137%
          -----------------------------------------------------------------------------

           * Total return not annualized for periods of less than one full year.
          **  Annualized for periods of less than one full year.
          (1) January 18, 2000 (inception) to December 31, 2000.
          (2) The expense ratio reflects expenses prior to any expense offset arrangements.
          (3) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of the security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Global Technology Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Global Technology Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Global Technology Portfolio..............................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Global Technology Portfolio..............................    5
                   General portfolio policies...............................    6
                   Risks for Global Technology Portfolio....................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19


                                                            Table of contents  1

Risk return summary

GLOBAL TECHNOLOGY PORTFOLIO

          Global Technology Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GLOBAL TECHNOLOGY PORTFOLIO?

--------------------------------------------------------------------------------

          GLOBAL TECHNOLOGY PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GLOBAL TECHNOLOGY PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

          Global Technology Portfolio invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GLOBAL TECHNOLOGY PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Global Technology Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          Although Global Technology Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

 2 Janus Aspen Series

          Global Technology Portfolio may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          The Portfolio is nondiversified. This means it may hold a larger position in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          Since Global Technology Portfolio did not commence operations until January 18, 2000, the bar chart and table are not included.

          For the period of commencement of operations to December 31, 2000, Global Technology Portfolio's year to date return was (34.03%).

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                                          Total Annual Fund
                                                                  Management    Other         Operating
                                                                     Fee       Expenses       Expenses*
    Global Technology Portfolio                                     0.65%       0.04%            0.69%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000.
     All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Global Technology Portfolio                                     $70       $221       $384        $859

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Global Technology Portfolio has a similar investment objective and similar principal investment strategies to Janus Global Technology Fund. Although it is anticipated that the Portfolio and Janus Global Technology Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Global Technology Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Global Technology Portfolio, its principal investment strategies and certain risks of investing in Global Technology Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Global Technology Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

          a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

          b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The following questions and answers are designed to help you better understand Global Technology Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          Consistent with its investment objective and policies, the Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency

              Investment objective, principal investment strategies and risks 5 relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolio does not emphasize companies of any particular size.

4. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

          Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, the portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Global Technology Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

 6 Janus Aspen Series

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

          Global Technology Portfolio may invest in companies with relatively short product cycles, for example, 6 to 9 months. Consequently its portfolio turnover may be more frequent than other Portfolios.

              Investment objective, principal investment strategies and risks  7

RISKS FOR GLOBAL TECHNOLOGY PORTFOLIO

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Technology Portfolio's performance may also be affected by industry risk.

The following questions and answers are designed to help you better understand some of the risks of investing in Global Technology Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF GLOBAL TECHNOLOGY PORTFOLIO AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and

 8 Janus Aspen Series
            economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

6. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which the Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

          Although Global Technology Portfolio does not "concentrate" in a specific group of industries, it may, at times, have significant exposure to companies in a variety of technology-related industries.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                                                  Expense
                                                           Average Daily       Annual Rate         Limit
                                                            Net Assets         Percentage       Percentage
     Portfolio                                             of Portfolio            (%)              (%)
-----------------------------------------------------------------------------------------------------------------
     Global Technology Portfolio                         All Asset Levels         0.65             1.25(1)
-----------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreement. The Portfolio's expenses without waivers are not expected to exceed the expense limit.

          For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

 10 Janus Aspen Series

PORTFOLIO MANAGER

C. MIKE LU
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Global Technology Portfolio and Janus Global Technology Fund, which he has managed since inception. He joined Janus Capital in 1991 as a research analyst. Mr. Lu has a Bachelor of Arts in History and a Bachelor of Arts in Economics from Yale University and he has earned the right to use the Chartered Financial Analyst designation.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Global Technology Portfolio declared a dividend in the amount of $0.25 per share. If the price of Global Technology Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

          GLOBAL TECHNOLOGY PORTFOLIO - INSTITUTIONAL SHARES
          -----------------------------------------------------------------------------
                                                                          Period ending
                                                                           December 31
                                                                             2000(1)
            1. NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
               INCOME FROM INVESTMENT OPERATIONS:
            2. Net investment income/(loss)                                     0.16
            3. Net gains/(losses) on securities (both realized and
               unrealized)                                                    (3.56)
            4. Total from investment operations                               (3.40)
               LESS DISTRIBUTIONS:
            5. Dividends (from net investment income)                         (0.11)
            6. Dividends (in excess of net investment income)                     --
            7. Distributions (from capital gains)                                 --
            8. Distributions (in excess of capital gains)                         --
            9. Tax return of capital                                              --
           10. Total distributions                                            (0.11)
           11. NET ASSET VALUE, END OF PERIOD                                  $6.49
           12. Total return*                                                (34.03%)
           13. Net assets, end of period (in thousands)                      $34,950
           14. Average net assets for the period (in thousands)              $55,483
           15. Ratio of gross expenses to average net assets**(2)              0.69%
           16. Ratio of net expenses to average net assets**(3)                0.69%
           17. Ratio of net investment income to average net assets**          1.64%
           18. Portfolio turnover rate**                                         34%
          -----------------------------------------------------------------------------

           * Total return not annualized for periods of less than one full year.
          **  Annualized for periods of less than one full year.
          (1) January 18, 2000 (inception) to December 31, 2000.
          (2) The expense ratio reflects expenses prior to any expense offset arrangements.
          (3) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              Flexible Income Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Flexible Income Portfolio (the "Portfolio"). This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Flexible Income Portfolio................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Flexible Income Portfolio................................    5
                   General portfolio policies...............................    6
                   Risks for Flexible Income Portfolio......................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19
                EXPLANATION OF RATING CATEGORIES............................   21


                                                            Table of contents  1

Risk return summary

FLEXIBLE INCOME PORTFOLIO

          Flexible Income Portfolio is designed for long-term investors who primarily seek total return.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME PORTFOLIO?

--------------------------------------------------------------------------------

          FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME PORTFOLIO?

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means he looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign debt and equity securities.

          Flexible Income Portfolio invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk bonds.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME PORTFOLIO?

          Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

          The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not receive interest and principal when due, is a fundamental risk associated with the Portfolio.

          The Portfolio may invest in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Flexible Income Portfolio by showing how Flexible Income Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           FLEXIBLE INCOME PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                 (0.91%)  23.86%    9.19%   11.76%    9.11%     1.60%    6.25%
                  1994     1995     1996     1997     1998      1999     2000

           Best Quarter: 2nd-1995   6.71%  Worst Quarter: 2nd-1999 (1.21%)


                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                              Since Inception
                                                                         1 year    5 years       (9/13/93)
                Flexible Income Portfolio - Institutional Shares          6.25%     7.53%          8.19%
                Lehman Brothers Gov't/Credit Index*                      11.85%     6.24%          6.26%
                                                                      ---------------------------------------

           * Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

          Flexible Income Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                  Management    Other      Total Annual Fund
                                                                     Fee       Expenses   Operating Expenses*
    Flexible Income Portfolio                                       0.65%       0.11%            0.76%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000.
     All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Flexible Income Portfolio                                       $78       $243       $422        $942

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Flexible Income Portfolio has a similar investment objective and similar principal investment strategies to Janus Flexible Income Fund. Although it is anticipated that the Portfolio and Janus Flexible Income Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Flexible Income Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Flexible Income Portfolio, its principal investment strategies and certain risks of investing in Flexible Income Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, much of the Portfolio's assets may be in cash or similar investments.

          Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk bonds. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

The following questions and answers are designed to help you better understand Flexible Income Portfolio's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES FLEXIBLE INCOME PORTFOLIO MANAGE INTEREST RATE RISK?

          The portfolio manager may vary the average-weighted effective maturity of the Portfolio to reflect his analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Portfolio may also use futures, options and other derivatives to manage interest rate risk.

              Investment objective, principal investment strategies and risks  5

3. WHAT IS MEANT BY THE PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE PORTFOLIO'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in bonds.

          OTHER TYPES OF INVESTMENTS
          Flexible Income Portfolio invests primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities may include:

          - common stocks

          - mortgage- and asset-backed securities

 6 Janus Aspen Series

          - zero coupon, pay-in-kind and step coupon securities

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR FLEXIBLE INCOME PORTFOLIO

          Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in Flexible Income Portfolio.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                                      Expense
                                            Average Daily        Annual Rate           Limit
                                             Net Assets          Percentage         Percentage
     Portfolio                              of Portfolio             (%)                (%)
----------------------------------------------------------------------------------------------
     Flexible Income Portfolio            First $300 Million         0.65             1.00(1)
                                          Over $300 Million          0.55
----------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreement. The Portfolio's expenses without waivers are not expected to exceed the expense limit.

          For the year ended December 31, 2000, the Portfolio paid Janus Capital a management fee of 0.65% of the Portfolio's average net assets.

 10 Janus Aspen Series

PORTFOLIO MANAGER

RONALD V. SPEAKER
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Flexible
            Income Portfolio, which he has managed or co-managed since its inception. He previously co-managed High-Yield Portfolio from its inception to May 1998. He managed Short-Term Bond Portfolio from its inception through April 1996. Mr. Speaker has managed or co-managed Janus Flexible Income Fund since December 1991. He previously managed both Janus Short-Term Bond Fund and Janus
            Federal Tax-Exempt Fund from inception through December 1995. He previously managed or co-managed Janus High-Yield Fund from its inception to February 1998. Mr. Speaker joined Janus Capital in 1986. Mr. Speaker holds a Bachelor of Arts in Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.

            In January 1997, Mr. Speaker settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement, and interest payments totaling $37,199 and to a 90-day suspension which ended on April 25, 1997.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Flexible Income Portfolio declared a dividend in the amount of $0.25 per share. If the price of Flexible Income Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for each of the five most recent years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in each of the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

FLEXIBLE INCOME PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                               Periods ending December 31
                                                                  2000        1999        1998        1997        1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD                         $11.41      $12.05      $11.78     $11.24      $11.11
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                          0.72        0.76        0.64       0.67        0.74
  3. Net gains or losses on securities (both realized and
     unrealized)                                                  (0.02)      (0.58)        0.41       0.62        0.24
  4. Total from investment operations                               0.70        0.18        1.05       1.29        0.98
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.65)      (0.75)      (0.67)     (0.64)      (0.72)
  6. Dividends (in excess of net investment income)                   --          --          --         --          --
  7. Distributions (from capital gains)                               --      (0.07)      (0.11)     (0.11)      (0.13)
  8. Distributions (in excess of realized gains)                      --          --          --         --          --
  9. Tax return of capital distributions                              --          --          --         --          --
 10. Total distributions                                          (0.65)      (0.82)      (0.78)     (0.75)      (0.85)
 11. NET ASSET VALUE, END OF PERIOD                               $11.46      $11.41      $12.05     $11.78      $11.24
 12. Total return                                                  6.25%       1.60%       9.11%     11.76%       9.19%
 13. Net assets, end of period (in thousands)                   $242,401    $186,681    $129,582    $54,098     $25,315
 14. Average net assets for the period (in thousands)           $206,242    $161,459     $86,627    $36,547     $17,889
 15. Ratio of gross expenses to average net assets(1)              0.76%(2)    0.72%(2)    0.73%(2)   0.75%(2)    0.84%(2)
 16. Ratio of net expenses to average net assets(3)                0.76%       0.72%       0.73%      0.75%       0.83%
 17. Ratio of net investment income to average net assets          7.02%       6.99%       6.36%      6.90%       7.31%
 18. Portfolio turnover rate                                        202%        116%        145%       119%        250%
------------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.76% in 2000, 0.72% in 1999, 0.73% in 1998, 0.75% in 1997 and
    0.84% in 1996 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Flexible Income Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

                                                Explanation of rating categories

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

                                            Explanation of rating categories  21

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

 22 Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY

          During the year ended December 31, 2000, the percentage of securities holdings for the Portfolio by rating category based upon a weighted monthly average was:

                FLEXIBLE INCOME PORTFOLIO
                ----------------------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                                       36%
                 AA                                                                         4%
                 A                                                                         11%
                 BBB                                                                       22%
                 BB                                                                         8%
                 B                                                                          7%
                 CCC                                                                        1%
                 CC                                                                         0%
                 C                                                                          0%
                 Not Rated                                                                  2%
                 Preferred Stock                                                            1%
                 Cash and Options                                                           8%
                 TOTAL                                                                    100%
                ----------------------------------------------------------------------------------------

                                            Explanation of rating categories  23

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2001

                              High-Yield Portfolio*

                   * HIGH-YIELD PORTFOLIO (THE "PORTFOLIO") IS CLOSED TO NEW
                     INVESTORS EFFECTIVE MAY 1, 2001. JANUS CAPITAL CORPORATION ANTICIPATES LIQUIDATION OF THE PORTFOLIO SOON AFTER REQUIRED REGULATORY APPROVALS ARE OBTAINED.

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes High-Yield Portfolio. This Portfolio of Janus Aspen Series currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   High-Yield Portfolio.....................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   High-Yield Portfolio.....................................    5
                   General portfolio policies...............................    6
                   Risks for High-Yield Portfolio...........................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Portfolio manager........................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19
                EXPLANATION OF RATING CATEGORIES............................   21


                                                            Table of contents  1

Risk return summary

HIGH-YIELD PORTFOLIO

          High-Yield Portfolio is designed for long-term investors who primarily seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF HIGH-YIELD PORTFOLIO?

--------------------------------------------------------------------------------

          HIGH-YIELD PORTFOLIO seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF HIGH-YIELD PORTFOLIO?

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means he looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign debt and equity securities.

          High-Yield Portfolio normally invests at least 65% of its assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Portfolio may at times invest all of its assets in such securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN HIGH-YIELD PORTFOLIO?

          Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

          The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not receive interest and principal when due, is a fundamental risk associated with the Portfolio.

          The Portfolio may invest in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in High-Yield Portfolio by showing how High-Yield Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           HIGH-YIELD PORTFOLIO - INSTITUTIONAL SHARES

           Annual returns for periods ended 12/31

                                              15.98%    1.26%    6.85%    1.38%
                                               1997     1998     1999     2000

           Best Quarter:  1st-1998  5.52%  Worst Quarter:  3rd-1998  (6.07%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                                            Since Inception
                                                                                 1 year        (5/1/96)
                High-Yield Portfolio - Institutional Shares                       1.38%          7.96%
                Lehman Brothers High-Yield Bond Index*                           (5.86%)         4.15%
                                                                             --------------------------------

           * Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt.

          High-Yield Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                   Total Annual Fund                    Total Annual Fund
                                           Management    Other     Operating Expenses                   Operating Expenses
                                              Fee       Expenses    Without Waivers*    Total Waivers     With Waivers*
    High-Yield Portfolio                     0.75%       9.63%           10.38%             9.38%              1.00%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the year ended December 31, 2000. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    High-Yield Portfolio                                          $1,010     $2,870     $4,535      $7,975

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          High-Yield Portfolio has a similar investment objective and similar principal investment strategies to Janus High-Yield Fund. Although it is anticipated that the Portfolio and Janus High-Yield Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus High-Yield Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of High-Yield Portfolio, its principal investment strategies and certain risks of investing in High-Yield Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, much of the Portfolio's assets may be in cash or similar investments.

          High-Yield Portfolio seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. It pursues its objectives by normally investing 65% of its assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Portfolio may at times invest all of its assets in such securities.

The following questions and answers are designed to help you better understand the High-Yield Portfolio's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES HIGH-YIELD PORTFOLIO MANAGE INTEREST RATE RISK?

          The portfolio manager may vary the average-weighted effective maturity of the Portfolio to reflect his analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Portfolio may also use futures, options and other derivatives to manage interest rate risk.

              Investment objective, principal investment strategies and risks  5

3. WHAT IS MEANT BY THE PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE PORTFOLIO'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in bonds.

          OTHER TYPES OF INVESTMENTS
          High-Yield Portfolio invests primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities may include:

          - common stocks

          - mortgage- and asset-backed securities

 6 Janus Aspen Series

          - zero coupon, pay-in-kind and step coupon securities

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          High-Yield Portfolio has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR HIGH-YIELD PORTFOLIO

          Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in High-Yield Portfolio.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect.

              Investment objective, principal investment strategies and risks  9

Management of the Portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                                                                  Expense
                                                           Average Daily       Annual Rate         Limit
                                                            Net Assets         Percentage       Percentage
     Portfolio                                             of Portfolio            (%)              (%)
----------------------------------------------------------------------------------------------------------
     High-Yield Portfolio                                First $300 Million       0.75             1.00(1)
                                                         Over $300 Million        0.65
----------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreement.

          For the year ended December 31, 2000, all of the management fees were waived for the Portfolio. Absent waivers, the management fee would have been 0.75% based on the Portfolio's average net assets.

 10 Janus Aspen Series

PORTFOLIO MANAGER

SANDY R. RUFENACHT
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of High-Yield Portfolio, which he has managed or co-managed since October 1996.
            He previously co-managed Flexible Income Portfolio from January
            1997 to May 1998. Mr. Rufenacht is the portfolio manager of Janus High-Yield Fund and he has managed Janus Short-Term Bond Fund since January 1996. Mr. Rufenacht co-managed Janus Flexible
            Income Fund from June 1996 to February 1998. Mr. Rufenacht joined Janus Capital in 1990. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

                                                 Management of the Portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio currently offers two classes of Shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of High-Yield Portfolio declared a dividend in the amount of $0.25 per share. If the price of High-Yield Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

 14 Janus Aspen Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Excessive trading of Portfolio shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. If the Portfolio allows a market timer to trade Portfolio shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand the Institutional Shares' financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

HIGH-YIELD PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                               Periods ending December 31
                                                                  2000        1999        1998        1997      1996(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                        $10.45      $10.85      $11.78      $10.83      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                         0.94        1.14        0.87        0.70        0.43
  3. Net gains or losses on securities (both realized and
     unrealized)                                                 (0.80)      (0.41)      (0.70)        0.99        0.80
  4. Total from investment operations                              0.14        0.73        0.17        1.69        1.23
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                      (0.81)      (1.13)      (0.89)      (0.68)      (0.40)
  6. Dividends (in excess of net investment income)                  --          --          --          --          --
  7. Distributions (from capital gains)                              --          --      (0.05)      (0.06)          --
  8. Distributions (in excess of realized gains)                     --          --      (0.16)          --          --
  9. Tax return of capital distributions                             --          --          --          --          --
 10. Total distributions                                         (0.81)      (1.13)      (1.10)      (0.74)      (0.40)
 11. NET ASSET VALUE, END OF PERIOD                               $9.78      $10.45      $10.85      $11.78      $10.83
 12. Total return*                                                1.38%       6.85%       1.26%      15.98%      12.40%
 13. Net assets, end of period (in thousands)                    $1,478      $1,620      $2,977      $2,914        $783
 14. Average net assets for the period (in thousands)            $1,678      $2,448      $3,281      $1,565        $459
 15. Ratio of gross expenses to average net assets**(2)           1.00%(3)    1.00%(3)    1.00%(3)    1.00%(3)    1.01%(3)
 16. Ratio of net expenses to average net assets**(4)             1.00%       1.00%       1.00%       1.00%       1.00%
 17. Ratio of net investment income to average net assets**       8.27%       8.41%       7.76%       7.98%       5.74%
 18. Portfolio turnover rate**                                     258%        554%        301%        299%        301%
------------------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 1996 (inception) through December 31, 1996.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 10.38% in 2000, 4.92% in 1999, 2.11% in 1998, 3.27% in 1997
    and 6.29% in 1996 before waiver of certain fees incurred by the Portfolio.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

 18 Janus Aspen Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Aspen Series

                                                Explanation of rating categories

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

                                            Explanation of rating categories  21

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

 22 Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY

          During the year ended December 31, 2000, the percentage of securities holdings for the Portfolio by rating category based upon a weighted monthly average was:

                                                  HIGH-YIELD PORTFOLIO
                ----------------------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                                        0%
                 AA                                                                         0%
                 A                                                                          4%
                 BBB                                                                       15%
                 BB                                                                         6%
                 B                                                                         52%
                 CCC                                                                        3%
                 CC                                                                         0%
                 C                                                                          0%
                 Not Rated                                                                  6%
                 Preferred Stock                                                            0%
                 Cash and Options                                                          14%
                 TOTAL                                                                    100%
                ----------------------------------------------------------------------------------------

                                            Explanation of rating categories  23

[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        www.janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736